CONVERTIBLE DEBENTURES 2011 (Details Textual) (USD $)	7 Months Ended	12 Months Ended		67 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Deferred Financing Costs [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Second Placement Agents [Member]	Dec. 31, 2011 Third Placement Agents [Member]	Mar. 31, 2012 Placement Agents [Member]	Dec. 31, 2012 Placement Agents [Member]	Dec. 31, 2011 Placement Agents [Member]	Dec. 31, 2011 Convertible Debentures Converted To Notes Payable [Member]
Convertible Debentures Issued Upon Share Exchange			$ 1,625,000
Convertible Debentures Sold Carrying Amount		390,000	1,125,000
Sales Commissions and Fees			40,000								14,000
Legal Fees			20,000			20,000
Debt Conversion, Original Debt, Issuance Date of Debt, Day, Month and Year			Sep. 09, 2011
Debt Conversion, Original Debt, Interest Rate of Debt			8.00%						8.00%
Common Stock Issued (in shares)						400,000				400,000
Common Stock Issued	9,750		144,000			144,000				144,000
Convertible Debentures Issued During Period Value Issued For Services											450,000
Proceeds From Issuance Of Convertible Debentures Net Of Fees			1,065,000								436,000
Payment Of Cash To Placement Agents						54,000
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		275,000											30,750
Debt Instrument Convertible Future Minimum Proceeds On Maturity		3,425,000							100,000
Debt Conversion Converted Instrument Percentage Of Shares Issued		1.00%
Debt Conversion Number Of Converted Instrument		125,000
Incremental Common Shares Attributable to Conversion of Debt Securities			3,985,000											88,000
Convertible Debt, Noncurrent		0	1,925,000	0
Adjustments To Additional Paid In Capital Fair Value Of Warrants Issued In Connection With Bridge Convertible Debentures		83,289
Stock Issued During Period Value In Connection With Bridge Financing		368,280
Stock Issued During Period Shares In Connection With Bridge Financing (in shares)					594,000
Repayment of Convertible Debt		150,000	0	150,000
Percentage Of Shares Issuable Upon Excercise Of Warrants		33.00%					3.00%	9.00%
Fair Value Of Stock Issuance Liability Recognized														32,000
Interest Expense		3,155				32,000						6,126
Exercise Price Of Warrants Issued (in dollars per share)		$ 1.00											$ 1
Price of the Company's common stock		$ 0.62		$ 0.62
Accumulated Amortization, Deferred Finance Costs			53,000
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Expected Term							2 years	3 years
Fair Value Assumptions, Risk Free Interest Rate		0.91%
Fair Value Assumptions, Expected Volatility Rate							73.00%	94.00%
Debt Conversion, Original Debt, Amount		320,000	0	820,000											500,000
Liability Charged To Interest												32,000
Amortization and Write Down Of Deferred Financing Costs		$ 196,166	$ 53,377	$ 249,543